04.30 Fidelity Government Money Market Fund and Fidelity Money Market Fund Premium Prospectus-05 | Fidelity® Money Market Fund
Fund Summary Fund/Class: Fidelity® Money Market Fund/Premium
Investment Objective
The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Money Market Fund}	04.30 Fidelity Government Money Market Fund and Fidelity Money Market Fund Premium Prospectus-05 Fidelity® Money Market Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Money Market Fund}	04.30 Fidelity Government Money Market Fund and Fidelity Money Market Fund Premium Prospectus-05 Fidelity® Money Market Fund Fidelity Money Market Fund-Premium Class
Management fee	0.25%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.37%
Fee waiver and/or expense reimbursement	0.07%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.30%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Premium Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.30%. If at any time during the current fiscal year expenses for Premium Class of the fund fall below the Expense Cap, FMR reserves the right to recoup prior reimbursed expenses up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through June 30, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Money Market Fund}	04.30 Fidelity Government Money Market Fund and Fidelity Money Market Fund Premium Prospectus-05 Fidelity® Money Market Fund Fidelity Money Market Fund-Premium Class USD ($)
1 year	$ 31
3 years	111
5 years	199
10 years	$ 460

Principal Investment Strategies
  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.29%	December 31, 2017
Lowest Quarter Return	0.08%	March 31, 2016
Year-to-Date Return	0.36%	March 31, 2018

Average Annual Returns
For the periods ended December 31, 2017
Average Annual Total Returns{- Fidelity® Money Market Fund} - 04.30 Fidelity Government Money Market Fund and Fidelity Money Market Fund Premium Prospectus-05 - Fidelity® Money Market Fund - Fidelity Money Market Fund-Premium Class
	Past 1 year	Since Inception	[1]	Inception Date
Before Taxes				Apr. 06, 2015
Return Before Taxes	1.01%	0.55%
[1]	From April 6, 2015